Related parties transactions - Schedule of related parties transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Sales to former parent		$ 0	$ 4	$ 4
Contract manufacturing revenues from former parent	$ 47	47	0	0
Purchases from former parent	$ 19	19	4	$ 3
Receivables from former parent		0	20
Payables to former parent		0	85
Other financial receivables from former parent		0	39
Other financial liabilities to former parent		$ 0	$ 67